Financial Risk Management and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Financial risk management and fair values of financial instruments
42.	Financial risk management and fair values of financial instruments

a)	Financial instruments

(a)	Financial instruments by category

	December 31, 2023	December 31, 2024

Financial assets
Financial assets at fair value through profit or loss
Financial assets designated as at fair value through profit or loss on initial recognition	$40,071	$-
Financial assets at fair value through other comprehensive income
Designation of equity instruments	116,703	148,925
Financial assets at amortized cost
Cash and cash equivalents	3,030,298	3,646,756
Financial assets at amortized cost	337,024	591,457
Notes receivable	132,403	-
Accounts receivable	8,848,384	8,241,352
Other receivables	348,514	172,695
Refundable deposits	809,646	995,358
	$13,663,043	$13,796,543
Financial liabilities
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss	$60,664	$9,300,087
Financial liabilities at amortized cost
Short-term borrowings	5,250,233	1,075,904
Financial liabilities at amortized cost	2,627,483	1,829,826
Notes payable	-	127,063
Accounts payable (including related parties)	4,937,142	4,898,806
Other payables (including related parties)	7,494,263	9,880,354
Bonds payable	313,189	-
Long-term borrowings (including current portion)	5,492,681	9,031,195
Guarantee deposits	131,607	250,869
	$26,307,262	$36,394,104
Lease liabilities (including current portion)	$5,960,789	$5,003,553

(b)	Risk management policies

i)	The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities. The Group identifies, measures, and manages such risks by its policies and preferences.

ii)	Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

iii)	In order to minimize and manage financial risks, the Group’s overall risk management program focuses on analyzing, identifying, and evaluating financial risk factors that may potentially have adverse effects on the Group’s financial position, and provide feasible solutions to avoid those factors.
(c)	Significant financial risks and degrees of financial risks

i)	Market risk

The Group’s market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risks.

In practice, the risk variable rarely changes individually, and the change of each risk variable is usually correlative. The following sensitivity analysis did not consider the interaction of each risk variable.

Foreign exchange risk

1.	Group’s businesses involve some non-functional currency operations (the Groups’ functional currency: USD; the subsidiaries’ functional currencies: NTD, and JPY.). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2023
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$155,260	30.71	$155,260
JPY:NTD	3,319,600	0.2172	23,478
HKD:NTD	356	3.929	46
Financial liabilities
Monetary items
USD:NTD	$112,679	30.71	$112,679
USD:JPY	553,948	141.39	553,948

	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$233,681	32.79	$233,681
JPY:NTD	200,039	0.2099	1,281
HKD:NTD	347	4.222	45
Financial liabilities
Monetary items
USD:NTD	$55,722	32.79	$55,722
USD:JPY	546,898	156.22	546,898

2.	The total exchange losses, including realized and unrealized losses arising from significant foreign exchange variations on monetary items held by the Group for the years ended December 31, 2022, 2023 and 2024, amounted to ($119,293), ($5,877) and ($157,837), respectively.

3.	Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2022
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$1,378	$-
JPY:NTD	1%	260	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	25	$-
	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$1,553	$-
JPY:NTD	1%	235	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	$1,127	$-
USD:JPY	1%	5,539	-

	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,337	$-
JPY:NTD	1%	13	-
HKD:NTD	1%	-	-
Financial liabilities
Monetary items
USD:NTD	1%	$557	$-
USD:JPY	1%	5,469	-

Price risk

1.	The Group’s financial instruments, which are exposed to price risk, are the financial assets at fair value through other comprehensive income. To manage its price risk arising from investments in financial instruments, the Group diversifies its portfolio. Diversification of the portfolio is in accordance with the limits set by the Group.

2.	The Group invests in common shares, preferred shares, and stock acquisition rights issued by unlisted companies and the prices of equity securities would change due to change of the future value of investee companies. For the years ended December 31, 2022, 2023 and 2024, it is estimated that the prices of equity securities increase or decrease by 1%, with all other variables held constant, would increase or decrease the Group’s profit before income tax by $557,626, $969 and $19, respectively. For the years ended December 31, 2022, 2023 and 2024, other components of equity would have both increased or decreased by $0, $2,238 and $1,328, as a result of other comprehensive income classified as equity investment at fair value through other comprehensive income.

Interest rate risk on cash flow and fair value

1.	Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans. The Group reassesses the hedge management periodically to make sure it complies with the cost effectiveness.

2.	The sensitivity analysis depends on the exposure of interest rate risk at the end of the reporting period.
3.	Analysis of debt with floating interest rates is based on the assumption that the outstanding debt at the end of the reporting period is outstanding throughout the period. The degree of variation the Group used to report to internal management is increase or decrease of 1% in interest rates which is assessed as the reasonable degree of variation by the management.

4.	For the years ended December 31, 2022, 2023 and 2024, it is estimated that a general increase or decrease of 1% in interest rates, with all other variables held constant, would decrease or increase the Group’s profit before income tax approximately by $79,556, $130,099 and $101,071, respectively, mainly due to the Group’s floating rate on borrowings.

ii)	Credit risk

1.	Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss, mainly resulted from its operating activities (primarily notes and accounts receivable) and from its financing activities (primarily deposits with banks and financial instruments). The Group is exposed to credit risk arising from the carrying amount of the financial assets recognized in the consolidated statements of financial position.

2.	Each business unit performs ongoing credit evaluations of its debtors’ financial conditions according to the Group’s established policies, procedures and controls relating to customer credit risk management. The Group maintains an account for loss allowance based upon the available facts and circumstances, history of collection, forecastability and write-off experiences of all trade and other receivables which consequently minimize the Group’s exposure to bad debts.

3.	The Group assumes that if the contract payments were past due over 90 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition; if past due over 270 days, a default has occurred.

4.	The following indicators are used to determine whether the credit impairment of debt instruments has occurred:

i)	It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;

ii)	The disappearance of an active market for that financial asset because of financial difficulties;

iii)	Default or delinquency in interest or principal repayments;

5.	The Group categorized contract assets and accounts receivable by characteristics of credit risk and applied the simplified approach using loss rate methodology to estimate expected credit loss.

6.	The Group wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights. On December 31, 2022, 2023 and 2024, the Group’s written-off financial assets that are still under recourse procedures amounted to $0, $0 and $0, respectively.
7.	The Group referred to the forecastability of business monitoring indicators published by the National Development Council to adjust the loss rate which is based on historical and current information when assessing the future default possibility of contract assets and accounts receivable. As of December 31, 2023 and 2024 the loss rate methodologies are as follows:

	December 31, 2023
	Contract assets	Accounts receivable

Expected loss rate	-	0.7%
Total carrying amount	$3,153,022	$8,848,384
Loss allowance	-	65,938

	December 31, 2024
	Contract assets	Accounts receivable

Expected loss rate	-	3.0%
Total carrying amount	$3,980,380	$8,241,352
Loss allowance	-	247,536

8.	Under the simplified approach, movements in relation to loss allowance for contract assets and accounts receivable are as follows:

	2022
	Contract assets	Accounts receivable

January 1	$-	$18,195
Acquisition through business combination	-	32,452
Provision for impairment loss	-	72,808
Write off		(13,676)
Exchange difference	-	(2,593)
December 31	$-	($107,186

	2023
	Contract assets	Accounts receivable

January 1	$-	$107,186
Acquisition through business combination	-	4,212
Reversal for impairment loss	-	(44,725)
Exchange difference	-	(735)
December 31	$-	$65,938

	2024
	Contract assets	Accounts receivable

January 1	$-	$65,938
Provision for impairment loss	-	192,134
Write off	-	(2,579)
Exchange difference	-	(7,957)
December 31	$-	$247,536
9.	The loss amounts of contract assets allowance using simplified method were not significant, thus, the loss was not recognized as at December 31, 2022, 2023 and 2024.

10.	The Group’s recorded financial assets at amortized cost include time deposits with contract period over 3 months, restricted bank deposits and other receivables. Because of the low credit risk, expected credit losses for the period are measured through a loss allowance at an amount equal to the 12-month expected credit losses. There is no significant provision for the losses.

iii)	Liquidity risk

1.	The Group manages and maintains cash and cash equivalents to finance the Group’s operations and minimize the impact from cash flow fluctuations.

2.	The primary source of liquidity for the Group is from bank loans and issue convertible promissory notes. See Notes 12 and 16 for details of the unused credit lines of the Group as of December 31, 2023 and 2024.

3.	The contractual undiscounted cash flows of notes payable, accounts payable and other payables due within one year and is equivalent to its carrying amount. Except for the aforementioned, the table below summarizes the maturity profile of the Group’s non-derivative financial liabilities based on the earliest repayment dates and contractual undiscounted payments, including principal and interest. The Group does not consider the probability of early repayments requested by the banks.

	December 31, 2023
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

Non-derivative financial liabilities
Short-term borrowings	$5,250,233	$-	$-	$-	$5,250,233
Bonds payable	313,189	-	-	-	313,189
Long-term borrowings	2,492,776	2,675,634	492,608	51,404	5,712,422
Lease liabilities	1,011,259	1,311,439	1,311,439	2,568,638	6,202,775
Guarantee deposits	131,607	-	-	-	131,607
Financial liabilities at amortized cost	134,392	826,907	803,478	295,255	2,060,032
Financial liabilities at fair value through profit or loss
Contingent consideration	60,664	-	-	-	60,664
	$9,394,120	$4,813,980	$2,607,525	$2,915,297	$19,730,922

	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

Non-derivative financial liabilities
Short-term borrowings	$1,075,904	$-	$-	$-	$1,075,904
Long-term borrowings	4,400,252	3,238,512	440,561	1,607,055	9,686,380
Lease liabilities	955,124	1,250,681	1,242,693	1,812,926	5,261,424
Guarantee deposits	250,869	-	-	-	250,869
Financial liabilities at amortized cost	27,438	1,017,978	866,718	-	1,912,134
	$6,709,587	$5,507,171	$2,549,972	$3,419,981	$18,186,711

The difference between the floating interest rates and estimated interest rates will affect the non-derivative financial liabilities stated above.

b)	Fair value information

(a)	The different levels of inputs used in valuation techniques to measure fair value of financial and non-financial instruments are defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date. An active market is a market in which trading for the asset or liability takes place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices from Level 1 that are observable information for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability. The fair value of the Group’s investment in equity investment without active market is included in Level 3.

(b)	The related information of financial and non-financial instruments measured at fair value by level based on the nature, characteristics and risks of the assets and liabilities are as follows:

i)	The related information of natures of the assets and liabilities are as follows:

	December 31, 2023
	Level 1		Level 2	Level 3	Total

Assets:
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Stock acquisition right	$		$-	$40,071	$40,071
Financial assets at fair value through other comprehensive income
- Unlisted common stocks		-	7,073	71,051	78,124
- Unlisted preferred stocks		-	-	38,579	38,579
		$-	$7,073	$149,701	$156,774
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
- Contingent considerations		$-	$-	$(60,664)	$(60,664)
		$-	$-	$(60,664)	$(60,664)

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
- Unlisted common stocks	$-	$6,401	$108,774	$115,175
- Unlisted preferred stocks	-	-	33,750	33,750
	$-	$6,401	$142,524	$148,925
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
- Warrants	($824,797)	$-	$-	($824,797)
- Contingent considerations	-	(1,374,290)	-	(1,374,290)
- Convertible promissory note	-	-	(7,101,000)	(7,101,000)
	$(824,797)	$(1,374,290)	$(7,101,000)	$(9,300,087)
ii)	The methods and assumptions the Group used to measure fair value are as follows:

1.	The fair value of the contingent consideration for a business combination is estimated using the discounted cash flow method. The main assumption is the discounted present value estimated by the risk-adjusted discount rate.

2.	The fair value of the Group’s derivative instruments is measured by using valuation techniques including the discounted cash flow method and the binomial model calculated by applying market information available at the consolidated statement of financial position date.

3.	The Group’s financial instruments issued by foreign companies are measured by the market method, income method and cost method (Volatility, Discount for lack of marketability, Weighted average cost of capital).

4.	Fair value of the Company’s warrant liabilities categorized within level 1 are based on the market quotation price.

5.	The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial instruments to reflect credit risk of the counterparty and the Group’s credit quality.

iii)	The following table shows the movements of Level 3 for the years ended December 31, 2023 and 2024:

	2023
	Debt instruments	Compound instruments	Equity instruments	Derivative instrument	Total

January 1	$(505,471)	$(32,347,853)	$-	$-	$(32,853,324)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	44,131	5,436,783	-	-	5,480,914
Acquired from business combinations	-	-	111,224	40,654	151,878
Settled in the period	400,000	26,911,070	-	-	27,311,070
Effect of exchange rate changes	676	-	(1,594)	(583)	(1,501)
December 31	$(60,664)	$-	$109,630	$40,071	$89,037

	2024
	Debt instruments	Hybrid instruments	Equity instruments	Derivative instrument	Total

January 1	$(60,664)	$-	$109,630	$40,071	$89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	57,983	(288,898)	-	-	(230,915)
Issued convertible promissory notes	-	(6,812,102)	-	-	(6,812,102)
Converted into ordinary stock	-	-	40,071	(40,071)	-
Valuation adjustment	-	-	10,340		10,340
Effect of exchange rate changes	2,681	-	(17,517)	-	(14,836)
December 31	$-	$(7,101,000)	$142,524	$-	$(6,958,476)

(c)	The Group performs the fair value measurements being categorized within Level 3 with assistance from specialist. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, updating inputs used to the valuation model and making any other necessary adjustments to the fair value.
(d)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2023	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value

Non-derivative debt instrument:
Contingent considerations	60,664	Discounted cash flow method	Discount rate	11.95%	The higher the discount rate, the lower the fair value
Non-derivative equity instrument:
Unlisted common stocks	71,051	Market method, Income method, Cost method	Volatility	62%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	44%-51%	The higher the discount for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,353	Cost method, Income method	Volatility	55%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	44%-45%	The higher the discount for lack of marketability, the lower the fair value
	35,226	Market method, Income method	Volatility	51%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	27%-41%	The higher the discount for lack of marketability, the lower the fair value
Derivative instrument:
Stock acquisition right	40,071	Income method	Weighted average cost of capital	24.80%	The higher the weighted average cost of capital, the lower the fair value

	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value

Non-derivative equity instrument:
Unlisted common stocks	108,774	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32%-39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,845	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	29,905	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12%-24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	4,271,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,830,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value
(e)	The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets and liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2023
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$-	$-	$68	$66
	Discount for lack of marketability	±1%	-	-	1,423	1,423
Unlisted Preferred stocks	Volatility	±1%	-	-	196	198
	Discount for lack of marketability	±1%	-	-	551	551
Stock acquisition right	Weighted average cost of capital	±1%	304	300	-	-
			$304	$300	$2,238	$2,238
Financial liabilities:
Contingent considerations	Discount rate	±1%	$660	$673	$-	$-
			$660	$673	$-	$-

			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$-	$-	$31	$28
	Discount for lack of marketability	±1%	-	-	782	782
Unlisted Preferred stocks	Volatility	±1%	-	-	112	115
	Discount for lack of marketability	±1%	-	-	403	403
Stock acquisition right	Weighted average cost of capital	±1%	-	-	-	-
			$-	$-	$1,328	$1,328
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$25	$13	$-	$-
			$25	$13	$-	$-